UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06071

Deutsche Institutional Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2015

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2015

Semiannual Report

to Shareholders

Deutsche EAFE® Equity Index Fund

Contents
3 Letter to Shareholders
4 Performance Summary
6 Portfolio Management Team
7 Portfolio Summary
9 Investment Portfolio
35 Statement of Assets and Liabilities
37 Statement of Operations
38 Statement of Changes in Net Assets
39 Financial Highlights
40 Notes to Financial Statements
51 Information About Your Fund's Expenses
53 Advisory Agreement Board Considerations and Fee Evaluation
58 Account Management Resources
60 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Despite slow growth during the first half of 2015, the U.S. economy’s underlying fundamentals remain sound. Employment growth has been solid, the housing market continues to improve and households have strengthened their finances. Real income is firming thanks to the improving labor market and lower energy prices. And, while consumers remain cautious, they’re likely to loosen their purse strings over time.

In short, our economists see an environment that should support modestly above-trend domestic growth. The strong U.S. dollar continues to act as a headwind to exports and (for those whose positions are not hedged) a detractor from foreign equity returns.

The U.S. Federal Reserve Board is likely to start raising short-term interest rates in the U.S. later this year. However, the specific timing depends on whether the recent slowdown in activity reverses, the labor markets continue to heal and inflation truly bottoms. In any case, analysts expect the process to be gradual.

Meanwhile, the global picture, which had appeared to be brightening, is again in flux due to uncertainties regarding the Greek debt crisis and its potential ramifications. Overall, our strategic view remains generally positive. While we do not see Greece posing a major risk of contagion across the Eurozone, heightened volatility can be expected.

As always, we encourage you to visit us at deutschefunds.com for timely information about economic developments and your Deutsche fund investment. With frequent updates from our Chief Investment Officer and economists, we want to ensure that you have the resources you need to make informed decisions.

Thank you for your continued investment. We appreciate the opportunity to serve your investment needs.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary June 30, 2015 (Unaudited)
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/15
No Sales Charges	6.24%	–4.47%	9.51%	4.97%
MSCI EAFE® Index†	5.52%	–4.22%	9.54%	5.12%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2015 is 0.49% for Institutional Class shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. There is no guarantee that the Fund will be able to mirror the MSCI EAFE® Index closely to track its performance.

Growth of an Assumed $1,000,000 Investment

Yearly periods ended June 30

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

† MSCI EAFE Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Returns reflect reinvestment of dividends net of withholding taxes. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

‡ Total returns shown for periods less than one year are not annualized.

Institutional Class
Net Asset Value
6/30/15	$14.16
12/31/14	$13.38
Distribution Information as of 6/30/15
Income Dividends, Six Months	$.06

Portfolio Management Team

Thomas O'Brien, CFA, Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Began managing the fund in 2013.

— Portfolio Manager for the International Equity Index group in Chicago.

—Prior to joining Northern Trust in November 2004, he was a Principal at State Street Global Advisors focusing on US index strategies.

— BS, University of Rhode Island; MBA, Suffolk University.

Joseph LaPorta, Second Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Began managing the fund in 2013.

— Portfolio Manager for the International Equity Index group in Chicago.

— Prior to joining the Global Index Equity team in 2011, he was a member of the Global Opportunities and Leadership Development rotational program of Northern Trust making rotations through the Global Equity Index Team, Asset Allocation Strategy Research and Short Duration Fixed Income.

— BBA, University of Iowa.

Effective July 10, 2015, the fund's portfolio management team is as follows:

Patrick Dwyer, Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Began managing the fund in 2015.

— Head of the International Equity Index group in Chicago.

— Prior to his current role, he was a senior portfolio manager responsible for the management of international equity index portfolios in developed, emerging, and frontier markets, and currency and futures overlays for Northern Trust. Prior to joining Northern Trust in 2003, he participated in the Deutsche Asset Management graduate training program.

— BS, Rutgers University.

Thomas O'Brien, CFA, Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Began managing the fund in 2013.

— Portfolio Manager for the International Equity Index group in Chicago.

—Prior to joining Northern Trust in November 2004, he was a Principal at State Street Global Advisors focusing on US index strategies.

— BS, University of Rhode Island; MBA, Suffolk University.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at June 30, 2015 (11.8% of Net Assets)	Country	Percent
1. Nestle SA A multinational company that markets a wide range of food products	Switzerland	1.7%
2. Novartis AG Manufacturer of pharmaceutical and nutrition products	Switzerland	1.6%
3. Roche Holding AG Developer of pharmaceutical and chemical products	Switzerland	1.4%
4. Toyota Motor Corp. Manufacturer of diversified automotive products	Japan	1.3%
5. Royal Dutch Shell PLC Explores, produces and refines petroleum	Netherlands	1.3%
6. HSBC Holdings PLC Provider of international banking and financial services	United Kingdom	1.2%
7. BP PLC Exporter and producer of oil and natural gas	United Kingdom	0.9%
8. Sanofi Manufactures prescription pharmaceuticals	France	0.8%
9. Bayer AG Produces and markets health care and agricultural products	Germany	0.8%
10. Commonwealth Bank of Australia Provides banking, life insurance and related services for individuals and small businesses	Australia	0.8%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund's investment portfolio, see page 9. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 58 for contact information.

Investment Portfolio as of June 30, 2015 (Unaudited)
	Shares	Value ($)

Common Stocks 92.5%
Australia 6.6%
AGL Energy Ltd.	4,293	51,503
Alumina Ltd.	16,106	19,013
Amcor Ltd.	7,695	81,665
AMP Ltd.	18,862	87,677
APA Group (Units)	7,106	45,269
Aristocrat Leisure Ltd.	3,436	20,357
Asciano Group	6,220	31,964
ASX Ltd.	1,235	38,045
Aurizon Holdings Ltd.	13,545	53,733
AusNet Services (Units)	11,055	11,909
Australia & New Zealand Banking Group Ltd.	17,639	438,806
Bank of Queensland Ltd.	2,340	23,172
Bendigo & Adelaide Bank Ltd.	2,876	27,219
BGP Holdings PLC*	328,818	8,499
BHP Billiton Ltd.	20,482	419,759
BHP Billiton PLC	13,469	263,755
Boral Ltd.	4,992	22,563
Brambles Ltd.	9,989	81,836
Caltex Australia Ltd.	1,722	42,458
CIMIC Group Ltd.	648	10,874
Coca-Cola Amatil Ltd.	3,652	25,770
Cochlear Ltd.	364	22,522
Commonwealth Bank of Australia	10,340	679,908
Computershare Ltd.	3,015	27,244
Crown Resorts Ltd.	2,323	21,914
CSL Ltd.	3,022	201,859
Dexus Property Group (REIT)	6,123	34,560
Federation Centres (REIT)	21,458	48,460
Flight Centre Travel Group Ltd.	353	9,305
Fortescue Metals Group Ltd.	9,929	14,723
Goodman Group (REIT)	11,180	54,262
GPT Group (REIT)	11,252	37,176
Harvey Norman Holdings Ltd.	3,541	12,352
Healthscope Ltd.	7,180	15,085
Iluka Resources Ltd.	2,670	15,885
Incitec Pivot Ltd.	10,686	31,777
Insurance Australia Group Ltd.	14,933	64,427
Lend Lease Group (Units)	3,511	40,848
Macquarie Group Ltd.	1,862	117,161
Medibank Private Ltd.*	17,563	27,237
Mirvac Group (REIT) (Units)	23,578	33,687
National Australia Bank Ltd.	16,675	429,044
Newcrest Mining Ltd.*	4,888	48,851
Orica Ltd.	2,377	39,115
Origin Energy Ltd.	7,055	66,575
Platinum Asset Management Ltd.	1,489	8,610
Qantas Airways Ltd.*	3,502	8,554
QBE Insurance Group Ltd.	8,705	91,887
Ramsay Health Care Ltd.	902	42,923
REA Group Ltd.	336	10,189
Santos Ltd.	6,274	38,142
Scentre Group (REIT)	33,954	98,311
Seek Ltd.	2,076	22,543
Sonic Healthcare Ltd.	2,432	40,243
South32 Ltd.*	33,951	46,889
Stockland (REIT) (Units)	15,061	47,688
Suncorp Group Ltd.	8,205	85,140
Sydney Airport (Units)	6,925	26,677
TABCORP Holdings Ltd.	5,290	18,630
Tatts Group Ltd.	9,220	26,494
Telstra Corp., Ltd.	27,288	129,526
TPG Telecom Ltd.	1,772	12,312
Transurban Group (Units)	12,209	87,860
Treasury Wine Estates Ltd.	4,153	15,987
Wesfarmers Ltd.	7,166	216,049
Westfield Corp. (REIT)	12,590	88,716
Westpac Banking Corp.	19,898	494,368
Woodside Petroleum Ltd.	4,729	125,227
Woolworths Ltd.	8,055	167,468
WorleyParsons Ltd.	1,325	10,677
(Cost $2,553,158)		5,860,933
Austria 0.2%
Andritz AG	497	27,560
Erste Group Bank AG*	1,782	50,625
OMV AG	939	25,882
Raiffeisen Bank International AG	747	10,844
Voestalpine AG	715	29,477
(Cost $93,219)		144,388
Belgium 1.2%
Ageas	1,326	51,106
Anheuser-Busch InBev NV	5,128	611,819
Colruyt SA	450	20,128
Delhaize Group SA	656	54,092
Groupe Bruxelles Lambert SA	515	41,437
KBC GROEP NV	1,599	106,807
Proximus	970	34,168
Solvay SA	378	52,032
Telenet Group Holding NV*	335	18,210
UCB SA	806	57,706
Umicore SA	607	28,782
(Cost $409,250)		1,076,287
Bermuda 0.0%
Seadrill Ltd. (Cost $36,032)	2,357	24,636
Denmark 1.5%
A P Moller-Maersk AS "A"	25	43,878
A P Moller-Maersk AS "B"	46	83,376
Carlsberg AS "B"	682	61,785
Coloplast AS "B"	709	46,545
Danske Bank AS	4,503	131,970
DSV AS	1,129	36,555
ISS AS	947	31,190
Novo Nordisk AS ''B"	12,125	661,729
Novozymes AS "B"	1,526	72,476
Pandora AS	735	78,662
TDC AS	5,178	37,903
Tryg AS	761	15,864
Vestas Wind Systems AS	1,429	70,955
William Demant Holding AS*	163	12,459
(Cost $383,546)		1,385,347
Finland 0.8%
Elisa Oyj	907	28,717
Fortum Oyj	2,833	50,303
Kone Oyj "B"	2,001	81,226
Metso Corp.	719	19,714
Neste Oyj	818	20,805
Nokia Oyj	23,456	159,358
Nokian Renkaat Oyj	724	22,634
Orion Oyj "B"	643	22,507
Sampo Oyj "A"	2,851	134,229
Stora Enso Oyj "R"	3,510	36,087
UPM-Kymmene Oyj	3,404	60,136
Wartsila Oyj	943	44,012
(Cost $279,899)		679,728
France 8.8%
Accor SA	1,338	67,446
Aeroports de Paris	189	21,334
Air Liquide SA	2,200	277,222
Airbus Group SE	3,754	243,113
Alcatel-Lucent*	17,946	65,246
Alstom SA*	1,383	39,189
Arkema (a)	378	27,234
Atos SE (a)	549	41,013
AXA SA	12,460	314,106
BNP Paribas SA	6,754	407,589
Bollore SA	5,524	29,322
Bouygues SA	1,286	48,066
Bureau Veritas SA	1,691	38,929
Cap Gemini	991	87,592
Carrefour SA (a)	3,515	112,442
Casino Guichard-Perrachon SA	361	27,337
Christian Dior SE	348	67,870
Cie Generale des Etablissements Michelin	1,184	123,901
CNP Assurances	1,095	18,285
Compagnie de Saint-Gobain (a)	2,883	129,343
Credit Agricole SA	6,572	97,637
DANONE SA	3,695	238,797
Dassault Systemes SA	815	59,252
Edenred	1,313	32,436
Electricite de France SA	1,542	34,399
Essilor International SA	1,308	155,469
Eurazeo SA	255	16,866
Eutelsat Communications	1,086	35,041
Fonciere des Regions (REIT)	191	16,218
GDF Suez	9,318	172,865
Gecina SA (REIT)	221	27,233
Groupe Eurotunnel SE (Registered)	2,981	43,143
Hermes International	168	62,585
Icade (REIT)	212	15,139
Iliad SA	168	37,221
Imerys SA	218	16,673
JC Decaux SA	500	20,866
Kering	483	86,105
Klepierre (REIT)	1,077	47,346
L'Oreal SA	1,611	287,193
Lafarge SA	1,192	78,590
Lagardere SCA	753	21,939
Legrand SA	1,689	94,511
LVMH Moet Hennessy Louis Vuitton SE	1,781	311,628
Natixis SA	5,962	42,847
Numericable-SFR*	621	32,916
Orange SA	11,825	181,333
Pernod Ricard SA	1,354	156,277
Peugeot SA*	2,759	56,712
Publicis Groupe (a)	1,199	88,548
Remy Cointreau SA	155	11,181
Renault SA	1,226	127,183
Rexel SA (a)	1,539	24,826
Safran SA	1,862	126,073
Sanofi	7,573	741,899
Schneider Electric SE (b)	350	24,475
Schneider Electric SE (b)	3,191	219,553
SCOR SE	979	34,525
Societe BIC SA	183	29,164
Societe Generale	4,622	215,140
Sodexo SA	601	56,945
Suez Environnement Co.	1,895	35,221
Technip SA	654	40,529
Thales SA	660	39,809
TOTAL SA (a)	13,026	630,272
Unibail-Rodamco SE (REIT) (b)	216	54,591
Unibail-Rodamco SE (REIT) (b)	409	103,337
Valeo SA	507	79,789
Vallourec SA	708	14,466
Veolia Environnement	2,869	58,426
Vinci SA	3,013	174,048
Vivendi SA	7,335	184,924
Wendel	183	22,401
Zodiac Aerospace	1,286	41,792
(Cost $4,294,541)		7,844,933
Germany 7.7%
adidas AG	1,334	102,361
Allianz SE (Registered)	2,914	453,859
Axel Springer SE	284	14,950
BASF SE	5,857	514,289
Bayer AG (Registered)	5,274	739,253
Bayerische Motoren Werke (BMW) AG	2,112	231,019
Beiersdorf AG	643	53,882
Brenntag AG	985	56,445
Commerzbank AG*	6,789	86,847
Continental AG	702	166,192
Daimler AG (Registered)	6,140	559,671
Deutsche Annington Immobilien SE	2,857	81,099
Deutsche Bank AG (Registered) (c)	8,796	264,270
Deutsche Boerse AG	1,231	101,906
Deutsche Lufthansa AG (Registered)*	1,476	19,091
Deutsche Post AG (Registered)	6,179	180,099
Deutsche Telekom AG (Registered)	20,247	348,241
Deutsche Wohnen AG (Bearer)	2,145	49,190
E.ON SE	12,761	170,149
Evonik Industries AG	594	22,683
Fraport AG	265	16,657
Fresenius Medical Care AG & Co. KGaA	1,389	114,543
Fresenius SE & Co. KGaA	2,419	155,347
GEA Group AG	1,166	52,044
Hannover Rueck SE	385	37,324
HeidelbergCement AG	899	71,270
Henkel AG & Co. KGaA	663	63,202
Hugo Boss AG	427	47,748
Infineon Technologies AG	7,192	89,217
K+S AG (Registered)	1,221	51,675
Kabel Deutschland Holding AG*	141	18,909
Lanxess AG	584	34,472
Linde AG	1,184	224,338
MAN SE	225	23,164
Merck KGaA	824	82,216
Metro AG	1,033	32,846
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,103	195,557
OSRAM Licht AG	568	27,146
ProSiebenSat.1 Media AG (Registered)	1,395	68,828
RWE AG	3,121	67,119
SAP SE	6,268	437,124
Siemens AG (Registered)	5,057	509,228
Symrise AG	786	48,819
Telefonica Deutschland Holding AG	3,794	21,866
ThyssenKrupp AG	2,346	60,970
TUI AG	2,899	46,917
United Internet AG (Registered)	784	34,822
Volkswagen AG	226	52,555
(Cost $3,400,419)		6,901,419
Hong Kong 3.0%
AIA Group Ltd.	76,881	504,157
ASM Pacific Technology Ltd.	1,500	14,855
Bank of East Asia Ltd.	7,505	32,900
BOC Hong Kong (Holdings) Ltd.	23,821	99,716
Cathay Pacific Airways Ltd.	8,000	19,696
Cheung Kong Infrastructure Holdings Ltd.	4,000	31,050
Cheung Kong Property Holdings Ltd.*	17,348	143,456
CK Hutchison Holdings Ltd.	17,348	256,028
CLP Holdings Ltd.	12,274	104,384
First Pacific Co., Ltd.	14,544	12,300
Galaxy Entertainment Group Ltd.	14,497	57,876
Hang Lung Properties Ltd.	14,000	41,812
Hang Seng Bank Ltd.	4,900	95,939
Henderson Land Development Co., Ltd.	6,958	47,823
HKT Trust & HKT Ltd. (Units)	16,920	19,935
Hong Kong & China Gas Co., Ltd.	44,451	93,449
Hong Kong Exchanges & Clearing Ltd.	7,110	251,183
Hysan Development Co., Ltd.	3,773	16,386
Kerry Properties Ltd.	3,932	15,454
Li & Fung Ltd.	38,240	30,406
Link (REIT)	14,653	85,976
MGM China Holdings Ltd.	5,897	9,677
MTR Corp., Ltd.	9,089	42,257
New World Development Co., Ltd.	33,617	44,222
Noble Group Ltd.	30,191	17,055
NWS Holdings Ltd.	9,235	13,461
PCCW Ltd.	25,978	15,515
Power Assets Holdings Ltd.	9,000	82,113
Shangri-La Asia Ltd.	7,540	10,529
Sino Land Co., Ltd.	20,313	34,125
SJM Holdings Ltd.	12,337	13,435
Sun Hung Kai Properties Ltd.	10,688	173,881
Swire Pacific Ltd. "A"	4,000	50,453
Swire Properties Ltd.	7,400	23,681
Techtronic Industries Co., Ltd.	8,999	29,696
WH Group Ltd.*	37,500	25,592
Wharf Holdings Ltd.	8,750	58,465
Wheelock & Co., Ltd.	6,000	30,839
Yue Yuen Industrial (Holdings) Ltd.	4,500	15,060
(Cost $1,114,421)		2,664,837
Ireland 0.8%
Bank of Ireland*	175,430	70,799
CRH PLC (b)	4,512	126,180
CRH PLC (b)	686	19,364
Experian PLC	6,310	114,762
James Hardie Industries SE (CDI)	2,868	38,505
Kerry Group PLC "A" (b)	641	47,221
Kerry Group PLC "A" (b)	363	26,908
Ryanair Holdings PLC	1,146	15,101
Shire PLC	3,764	300,722
(Cost $280,915)		759,562
Israel 0.6%
Azrieli Group	232	9,274
Bank Hapoalim BM	6,758	36,388
Bank Leumi Le-Israel BM*	8,927	37,769
Bezeq Israeli Telecommunication Corp., Ltd.	12,249	20,855
Delek Group Ltd.	30	8,836
Israel Chemicals Ltd.	3,243	22,673
Israel Discount Bank "A"*	1	1
Mizrahi Tefahot Bank Ltd.	883	10,952
NICE Systems Ltd.	369	23,534
Teva Pharmaceutical Industries Ltd.	5,490	323,352
The Israel Corp., Ltd.	20	7,056
(Cost $431,923)		500,690
Italy 2.0%
Assicurazioni Generali SpA	7,446	133,840
Atlantia SpA	2,633	64,944
Banca Monte dei Paschi di Siena SpA*	16,151	31,438
Banco Popolare SC*	2,310	37,750
Enel Green Power SpA	11,160	21,822
Enel SpA (a)	44,976	203,469
Eni SpA	16,223	287,338
EXOR SpA	628	29,900
Finmeccanica SpA*	2,581	32,280
Intesa Sanpaolo	80,843	292,450
Intesa Sanpaolo (RSP)	5,947	19,012
Luxottica Group SpA	1,075	71,297
Mediobanca SpA	3,580	34,940
Pirelli & C. SpA	1,669	28,178
Prysmian SpA	1,244	26,809
Saipem SpA*	1,689	17,853
Snam SpA	13,395	63,712
Telecom Italia SpA*	64,431	81,596
Telecom Italia SpA (RSP)	38,430	39,098
Terna — Rete Elettrica Nationale SpA	9,614	42,426
UBI Banca — Unione di Banche Italiane ScpA	5,751	46,036
UniCredit SpA (a)	30,512	204,288
UnipolSai SpA	5,079	12,580
(Cost $1,419,849)		1,823,056
Japan 21.3%
ABC-Mart, Inc.	200	12,269
Acom Co., Ltd.*	2,500	9,624
Advantest Corp.	1,000	10,438
Aeon Co., Ltd.	4,200	59,713
AEON Financial Service Co., Ltd.	630	17,567
AEON Mall Co., Ltd.	700	13,153
Air Water, Inc.	553	10,151
Aisin Seiki Co., Ltd.	1,200	51,217
Ajinomoto Co., Inc.	4,000	86,844
Alfresa Holdings Corp.	1,100	17,176
Amada Holdings Co., Ltd.	2,200	23,298
ANA Holdings, Inc.	7,000	19,019
Aozora Bank Ltd.	7,000	26,460
Asahi Glass Co., Ltd.	6,000	36,091
Asahi Group Holdings Ltd.	2,500	79,706
Asahi Kasei Corp.	8,000	65,880
ASICS Corp.	1,000	25,885
Astellas Pharma, Inc.	13,700	195,811
Bandai Namco Holdings, Inc.	1,150	22,278
Benesse Holdings, Inc.	400	10,051
Bridgestone Corp.	4,200	155,784
Brother Industries Ltd.	1,500	21,329
Calbee, Inc.	500	21,156
Canon, Inc.	6,800	221,761
Casio Computer Co., Ltd.	1,300	25,780
Central Japan Railway Co.	900	162,942
Chiyoda Corp.	1,065	9,453
Chubu Electric Power Co., Inc.	4,100	61,258
Chugai Pharmaceutical Co., Ltd.	1,400	48,440
Chugoku Electric Power Co., Inc.	1,900	27,786
Citizen Holdings Co., Ltd.	1,700	11,886
COLOPL, Inc.	300	6,073
Credit Saison Co., Ltd.	900	19,323
Dai Nippon Printing Co., Ltd.	4,000	41,419
Dai-ichi Life Insurance Co., Ltd.	6,900	136,295
Daicel Corp.	1,900	24,494
Daihatsu Motor Co., Ltd.	1,200	17,102
Daiichi Sankyo Co., Ltd.	4,100	75,993
Daikin Industries Ltd.	1,500	108,325
Daito Trust Construction Co., Ltd.	500	51,878
Daiwa House Industry Co., Ltd.	3,800	88,756
Daiwa Securities Group, Inc.	11,000	82,705
Denso Corp.	3,100	154,929
Dentsu, Inc.	1,400	72,710
Don Quijote Holdings Co., Ltd.	800	34,163
East Japan Railway Co.	2,139	192,736
Eisai Co., Ltd.	1,600	107,420
Electric Power Development Co., Ltd.	900	31,888
FamilyMart Co., Ltd.	400	18,426
FANUC Corp.	1,300	267,244
Fast Retailing Co., Ltd.	300	136,562
Fuji Electric Co., Ltd.	4,000	17,256
Fuji Heavy Industries Ltd.	3,782	139,893
Fujifilm Holdings Corp.	3,000	107,539
Fujitsu Ltd.	12,000	67,342
Fukuoka Financial Group, Inc.	5,000	26,013
GungHo Online Entertainment, Inc.	2,600	10,131
Hakuhodo Dy Holdings, Inc.	1,500	16,115
Hamamatsu Photonics KK	900	26,639
Hankyu Hanshin Holdings, Inc.	7,000	41,398
Hikari Tsushin, Inc.	100	6,764
Hino Motors Ltd.	1,700	21,091
Hirose Electric Co., Ltd.	200	28,718
Hisamitsu Pharmaceutical Co., Inc.	400	15,570
Hitachi Chemical Co., Ltd.	700	12,666
Hitachi Construction Machinery Co., Ltd.	700	12,283
Hitachi High-Technologies Corp.	400	11,292
Hitachi Ltd.	31,000	204,803
Hitachi Metals Ltd.	1,000	15,411
Hokuhoku Financial Group, Inc.	8,000	18,928
Hokuriku Electric Power Co.	1,100	16,422
Honda Motor Co., Ltd.	10,400	337,598
Hoya Corp.	2,700	108,592
Hulic Co., Ltd.	1,900	16,902
IBIDEN Co., Ltd.	800	13,586
Idemitsu Kosan Co., Ltd.	600	11,820
IHI Corp.	9,000	42,043
Iida Group Holdings Co., Ltd.	900	14,370
INPEX Corp.	6,100	69,763
Isetan Mitsukoshi Holdings Ltd.	2,220	39,778
Isuzu Motors Ltd.	3,800	50,064
Itochu Corp.	10,100	133,676
Itochu Techno-Solutions Corp.	300	7,488
J. Front Retailing Co., Ltd.	1,500	28,287
Japan Airlines Co., Ltd.	800	27,994
Japan Airport Terminal Co., Ltd.	300	16,400
Japan Display, Inc.*	2,300	8,679
Japan Exchange Group, Inc.	1,800	58,680
Japan Prime Realty Investment Corp. (REIT)	5	15,558
Japan Real Estate Investment Corp. (REIT)	8	36,358
Japan Retail Fund Investment Corp. (REIT)	16	32,050
Japan Tobacco, Inc.	7,000	250,258
JFE Holdings, Inc.	3,125	69,608
JGC Corp.	1,000	18,927
JSR Corp.	1,200	21,279
JTEKT Corp.	1,300	24,727
JX Holdings, Inc.	14,300	61,944
Kajima Corp.	5,000	23,527
Kakaku.com, Inc.	900	13,077
Kamigumi Co., Ltd.	2,000	18,857
Kaneka Corp.	2,000	14,652
Kansai Electric Power Co., Inc.*	4,500	49,962
Kansai Paint Co., Ltd.	1,000	15,533
Kao Corp.	3,200	149,082
Kawasaki Heavy Industries Ltd.	9,000	42,136
KDDI Corp.	11,200	271,356
Keihan Electric Railway Co., Ltd.	3,000	17,492
Keikyu Corp.	3,000	22,705
Keio Corp.	4,000	28,672
Keisei Electric Railway Co., Ltd.	2,000	23,850
Keyence Corp.	270	146,216
Kikkoman Corp.	1,000	31,337
Kintetsu Group Holdings Co., Ltd.	11,900	40,599
Kirin Holdings Co., Ltd.	5,200	71,774
Kobe Steel Ltd.	20,000	33,763
Koito Manufacturing Co., Ltd.	658	25,769
Komatsu Ltd.	6,000	120,679
Konami Corp.	600	11,172
Konica Minolta, Inc.	2,900	33,987
Kubota Corp.	7,000	111,505
Kuraray Co., Ltd.	2,200	26,989
Kurita Water Industries Ltd.	700	16,363
Kyocera Corp.	2,000	104,245
Kyowa Hakko Kirin Co., Ltd.	1,910	25,042
Kyushu Electric Power Co., Inc.*	2,700	31,401
Lawson, Inc.	400	27,433
LIXIL Group Corp.	1,748	34,769
M3, Inc.	1,200	24,205
Mabuchi Motor Co., Ltd.	300	19,036
Makita Corp.	800	43,547
Marubeni Corp.	10,500	60,391
Marui Group Co., Ltd.	1,500	20,283
Maruichi Steel Tube Ltd.	300	7,472
Mazda Motor Corp.	3,400	66,769
McDonald's Holdings Co. (Japan), Ltd.	400	8,449
Medipal Holdings Corp.	900	14,726
MEIJI Holdings Co., Ltd.	400	51,766
Minebea Co., Ltd.	2,000	33,174
Miraca Holdings, Inc.	407	20,428
Mitsubishi Chemical Holdings Corp.	8,600	54,338
Mitsubishi Corp.	8,800	193,995
Mitsubishi Electric Corp.	12,000	155,724
Mitsubishi Estate Co., Ltd.	8,000	172,900
Mitsubishi Gas Chemical Co., Inc.	2,000	11,244
Mitsubishi Heavy Industries Ltd.	19,000	115,978
Mitsubishi Logistics Corp.	1,000	13,170
Mitsubishi Materials Corp.	7,000	26,948
Mitsubishi Motors Corp.	4,100	34,962
Mitsubishi Tanabe Pharma Corp.	1,400	21,035
Mitsubishi UFJ Financial Group, Inc.	81,300	586,545
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,100	17,023
Mitsui & Co., Ltd.	10,900	148,379
Mitsui Chemicals, Inc.	5,000	18,651
Mitsui Fudosan Co., Ltd.	6,000	168,528
Mitsui O.S.K Lines Ltd.	7,000	22,474
Mixi, Inc.	300	14,945
Mizuho Financial Group, Inc.	148,290	321,748
MS&AD Insurance Group Holdings, Inc.	3,200	100,102
Murata Manufacturing Co., Ltd.	1,300	227,907
Nabtesco Corp.	825	20,734
Nagoya Railroad Co., Ltd.	6,000	22,492
NEC Corp.	16,900	51,394
Nexon Co., Ltd.	800	11,045
NGK Insulators Ltd.	2,000	51,705
NGK Spark Plug Co., Ltd.	1,100	30,663
NH Foods Ltd.	1,000	22,881
NHK Spring Co., Ltd.	1,000	11,042
Nidec Corp.	1,400	105,239
Nikon Corp.	2,200	25,508
Nintendo Co., Ltd.	700	117,314
Nippon Building Fund, Inc. (REIT)	9	39,450
Nippon Electric Glass Co., Ltd.	3,000	15,241
Nippon Express Co., Ltd.	5,000	24,645
Nippon Paint Holdings Co., Ltd.	900	25,467
Nippon Prologis REIT, Inc. (REIT)	9	16,586
Nippon Steel & Sumitomo Metal Corp.	49,000	127,344
Nippon Telegraph & Telephone Corp.	4,776	173,652
Nippon Yusen Kabushiki Kaisha	10,000	27,914
Nissan Motor Co., Ltd.	15,900	166,076
Nisshin Seifun Group, Inc.	1,400	18,667
Nissin Foods Holdings Co., Ltd.	400	17,591
Nitori Holdings Co., Ltd.	500	40,880
Nitto Denko Corp.	1,100	90,685
NOK Corp.	600	18,684
Nomura Holdings, Inc.	23,200	158,151
Nomura Real Estate Holdings, Inc.	800	16,848
Nomura Research Institute Ltd.	700	27,445
NSK Ltd.	3,000	46,554
NTT Data Corp.	800	35,076
NTT DoCoMo, Inc.	9,700	186,171
NTT Urban Development Corp.	700	6,990
Obayashi Corp.	4,000	29,257
Odakyu Electric Railway Co., Ltd.	4,000	37,414
Oji Holdings Corp.	5,000	21,775
Olympus Corp.	1,600	55,474
Omron Corp.	1,200	52,362
Ono Pharmaceutical Co., Ltd.	500	54,830
Oracle Corp.	200	8,380
Oriental Land Co., Ltd.	1,300	83,234
ORIX Corp.	8,400	125,365
Osaka Gas Co., Ltd.	12,000	47,492
Otsuka Corp.	300	14,050
Otsuka Holdings KK	2,522	80,625
Panasonic Corp.	14,114	194,510
Park24 Co., Ltd.	600	10,292
Rakuten, Inc.	5,100	82,526
Recruit Holdings Co., Ltd.	900	27,467
Resona Holdings, Inc.	14,100	77,241
Ricoh Co., Ltd.	4,500	46,783
Rinnai Corp.	200	15,793
ROHM Co., Ltd.	600	40,424
Sankyo Co., Ltd.	300	10,650
Sanrio Co., Ltd.	299	8,132
Santen Pharmaceutical Co., Ltd.	2,400	34,089
SBI Holdings, Inc.	1,344	18,584
Secom Co., Ltd.	1,300	84,616
Sega Sammy Holdings, Inc.	1,200	15,719
Seibu Holdings, Inc.	800	18,567
Seiko Epson Corp.	1,800	32,054
Sekisui Chemical Co., Ltd.	3,000	36,952
Sekisui House Ltd.	3,800	60,504
Seven & I Holdings Co., Ltd.	4,800	206,726
Seven Bank Ltd.	3,800	17,659
Sharp Corp.*	9,000	10,971
Shikoku Electric Power Co., Inc.	1,100	16,508
Shimadzu Corp.	2,000	27,275
Shimamura Co., Ltd.	100	10,536
Shimano, Inc.	500	68,372
Shimizu Corp.	4,000	33,781
Shin-Etsu Chemical Co., Ltd.	2,600	161,799
Shinsei Bank Ltd.	11,000	22,272
Shionogi & Co., Ltd.	1,900	73,897
Shiseido Co., Ltd.	2,300	52,262
Showa Shell Sekiyu KK	1,200	10,507
SMC Corp.	300	90,579
Softbank Corp.	6,100	360,487
Sompo Japan Nipponkoa Holdings, Inc.	2,100	77,381
Sony Corp.*	7,500	212,488
Sony Financial Holdings, Inc.	1,100	19,352
Stanley Electric Co., Ltd.	900	18,818
Sumitomo Chemical Co., Ltd.	10,000	60,269
Sumitomo Corp.	7,200	83,958
Sumitomo Dainippon Pharma Co., Ltd.	1,000	11,046
Sumitomo Electric Industries Ltd.	4,800	74,289
Sumitomo Heavy Industries Ltd.	4,000	23,407
Sumitomo Metal Mining Co., Ltd.	3,000	45,812
Sumitomo Mitsui Financial Group, Inc.	8,091	362,326
Sumitomo Mitsui Trust Holdings, Inc.	21,100	97,011
Sumitomo Realty & Development Co., Ltd.	2,000	70,363
Sumitomo Rubber Industries Ltd.	1,100	17,100
Suntory Beverage & Food Ltd.	900	35,914
Suzuken Co., Ltd.	500	16,063
Suzuki Motor Corp.	2,300	77,861
Sysmex Corp.	900	53,966
T&D Holdings, Inc.	3,700	55,407
Taiheiyo Cement Corp.	8,000	23,417
Taisei Corp.	7,000	40,310
Taisho Pharmaceutical Holdings Co., Ltd.	200	13,545
Taiyo Nippon Sanso Corp.	1,000	12,131
Takashimaya Co., Ltd.	2,000	18,172
Takeda Pharmaceutical Co., Ltd.	5,000	241,696
TDK Corp.	800	61,613
Teijin Ltd.	6,000	23,340
Terumo Corp.	1,900	45,678
The Bank of Kyoto Ltd.	2,000	23,100
The Bank of Yokohama Ltd.	7,000	43,020
The Chiba Bank Ltd.	4,000	30,594
The Chugoku Bank Ltd.	1,000	15,810
The Gunma Bank Ltd.	2,000	14,813
The Hachijuni Bank Ltd.	2,258	17,093
The Hiroshima Bank Ltd.	3,000	17,990
The Iyo Bank Ltd.	1,600	19,713
The Joyo Bank Ltd.	4,000	22,463
The Shizuoka Bank Ltd.	3,000	31,413
The Suruga Bank Ltd.	1,200	25,836
THK Co., Ltd.	800	17,343
Tobu Railway Co., Ltd.	7,000	30,126
Toho Co., Ltd.	700	17,456
Toho Gas Co., Ltd.	3,000	17,799
Tohoku Electric Power Co., Inc.	2,900	39,378
Tokio Marine Holdings, Inc.	4,400	183,634
Tokyo Electric Power Co., Inc.*	9,200	50,361
Tokyo Electron Ltd.	1,100	69,751
Tokyo Gas Co., Ltd.	15,000	79,792
Tokyu Corp.	7,000	46,982
Tokyu Fudosan Holdings Corp.	3,300	25,517
TonenGeneral Sekiyu KK	2,000	18,635
Toppan Printing Co., Ltd.	3,000	25,149
Toray Industries, Inc.	9,000	76,310
Toshiba Corp.	26,000	89,613
TOTO Ltd.	2,000	36,129
Toyo Seikan Kaisha Ltd.	1,000	16,079
Toyo Suisan Kaisha Ltd.	600	21,955
Toyoda Gosei Co., Ltd.	400	9,671
Toyota Industries Corp.	1,000	57,228
Toyota Motor Corp.	17,400	1,168,452
Toyota Tsusho Corp.	1,400	37,646
Trend Micro, Inc.	700	24,015
Unicharm Corp.	2,400	57,267
United Urban Investment Corp. (REIT)	17	24,040
USS Co., Ltd.	1,400	25,353
West Japan Railway Co.	1,100	70,587
Yahoo! Japan Corp.	9,100	36,774
Yakult Honsha Co., Ltd.	600	35,706
Yamada Denki Co., Ltd.	4,300	17,236
Yamaguchi Financial Group, Inc.	1,000	12,486
Yamaha Corp.	1,100	22,266
Yamaha Motor Co., Ltd.	1,700	37,361
Yamato Holdings Co., Ltd.	2,200	42,640
Yamazaki Baking Co., Ltd.	1,000	16,689
Yaskawa Electric Corp.	1,500	19,287
Yokogawa Electric Corp.	1,500	19,344
Yokohama Rubber Co., Ltd.	500	10,066
(Cost $10,242,284)		19,041,763
Luxembourg 0.3%
Altice SA*	553	76,376
ArcelorMittal	6,372	61,671
Millicom International Cellular SA (SDR)	422	31,123
RTL Group SA	247	22,321
SES SA (FDR)	2,045	68,713
Tenaris SA	3,011	40,693
(Cost $273,243)		300,897
Macau 0.1%
Sands China Ltd.	15,619	52,928
Wynn Macau Ltd.	9,981	16,734
(Cost $35,874)		69,662
Mexico 0.0%
Fresnillo PLC (d) (Cost $15,384)	1,410	15,378
Netherlands 3.3%
Aegon NV	11,554	84,793
Akzo Nobel NV	1,565	113,979
ASML Holding NV	2,236	232,233
Boskalis Westminster NV	549	26,880
Delta Lloyd NV	1,398	22,972
Gemalto NV	509	45,330
Heineken Holding NV	643	45,188
Heineken NV	1,469	111,658
ING Groep NV (CVA)	24,606	403,737
Koninklijke (Royal) KPN NV	20,424	78,142
Koninklijke Ahold NV	5,704	106,658
Koninklijke DSM NV	1,157	67,140
Koninklijke Philips NV	5,962	151,520
Koninklijke Vopak NV	448	22,621
NN Group NV	1,230	34,582
OCI NV*	538	15,203
QIAGEN NV*	1,406	34,531
Randstad Holding NV	804	52,219
Reed Elsevier NV	4,224	99,898
Royal Dutch Shell PLC "A"	24,837	698,634
Royal Dutch Shell PLC "B"	15,563	442,286
TNT Express NV	3,146	26,693
Wolters Kluwer NV	1,925	57,257
(Cost $1,919,715)		2,974,154
New Zealand 0.1%
Auckland International Airport Ltd.	6,074	20,302
Contact Energy Ltd.	2,338	7,924
Fletcher Building Ltd.	4,387	24,121
Meridian Energy Ltd.	8,172	11,962
Mighty River Power Ltd.	4,464	8,422
Ryman Healthcare Ltd.	2,391	12,824
Spark New Zealand Ltd.	11,701	22,166
(Cost $57,039)		107,721
Norway 0.6%
DnB ASA	6,232	103,908
Gjensidige Forsikring ASA	1,275	20,553
Norsk Hydro ASA	8,576	36,004
Orkla ASA	5,198	40,848
Statoil ASA	7,117	127,858
Telenor ASA	4,788	104,868
Yara International ASA	1,145	59,243
(Cost $139,375)		493,282
Portugal 0.1%
Banco Comercial Portugues SA "R"*	241,928	21,061
Banco Espirito Santo SA (Registered)*	44,171	0
EDP — Energias de Portugal SA	14,768	55,976
Galp Energia, SGPS, SA	2,459	28,855
Jeronimo Martins, SGPS, SA	1,605	20,586
(Cost $174,610)		126,478
Singapore 1.3%
Ascendas Real Estate Investment Trust (REIT)	13,000	23,748
CapitaLand Commercial Trust (REIT)	13,200	15,296
CapitaLand Ltd.	16,325	42,448
CapitaLand Mall Trust (REIT)	15,470	24,718
City Developments Ltd.	2,600	18,877
ComfortDelGro Corp., Ltd.	13,700	31,865
DBS Group Holdings Ltd.	11,096	170,920
Genting Singapore PLC	38,995	25,917
Global Logistic Properties Ltd.	20,000	37,736
Golden Agri-Resources Ltd.	45,073	13,715
Hutchison Port Holdings Trust (Units)	36,100	22,751
Jardine Cycle & Carriage Ltd.	704	17,328
Keppel Corp., Ltd.	9,249	56,477
Oversea-Chinese Banking Corp., Ltd.	19,060	144,159
Sembcorp Industries Ltd.	6,249	18,057
SembCorp Marine Ltd.	5,300	11,185
Singapore Airlines Ltd.	3,470	27,675
Singapore Exchange Ltd.	5,100	29,665
Singapore Press Holdings Ltd.	10,258	31,080
Singapore Technologies Engineering Ltd.	10,000	24,493
Singapore Telecommunications Ltd.	50,801	158,875
StarHub Ltd.	3,900	11,441
Suntec Real Estate Investment Trust (REIT)	15,200	19,460
United Overseas Bank Ltd.	8,258	141,683
UOL Group Ltd.	3,048	15,654
Wilmar International Ltd.	12,300	29,997
Yangzijiang Shipbuilding Holdings Ltd.	12,269	12,906
(Cost $554,233)		1,178,126
South Africa 0.1%
Mondi PLC (Cost $53,086)	2,342	50,478
Spain 3.2%
Abertis Infraestructuras SA	3,008	49,343
ACS, Actividades de Construccion y Servicios SA	1,204	38,742
Aena SA*	430	44,938
Amadeus IT Holding SA "A"	2,854	113,747
Banco Bilbao Vizcaya Argentaria SA	40,265	393,946
Banco de Sabadell SA (a)	31,561	76,056
Banco de Sabadell SA* (a)	1,666	4,016
Banco Popular Espanol SA	10,817	52,374
Banco Santander SA	91,617	636,748
Bankia SA*	29,379	37,286
Bankinter SA	4,299	31,769
CaixaBank SA	14,578	67,450
Distribuidora Internacional de Alimentacion SA	3,944	30,126
Enagas SA	1,370	37,273
Endesa SA	2,026	38,793
Ferrovial SA	2,845	61,575
Gas Natural SDG SA	2,234	50,642
Grifols SA	345	13,898
Iberdrola SA	34,630	233,061
Inditex SA	6,956	226,076
Mapfre SA	6,874	23,635
Red Electrica Corporacion SA	690	55,335
Repsol SA	6,768	118,720
Telefonica SA	28,401	403,120
Zardoya Otis SA	1,154	12,568
(Cost $1,960,464)		2,851,237
Sweden 2.7%
Alfa Laval AB	1,873	32,922
Assa Abloy AB "B"	6,392	120,363
Atlas Copco AB "A"	4,282	119,836
Atlas Copco AB "B"	2,489	62,001
Boliden AB	1,744	31,761
Electrolux AB "B"	1,534	48,034
Elekta AB "B"	2,351	14,766
Getinge AB "B"	1,276	30,691
Hennes & Mauritz AB "B"	6,055	233,034
Hexagon AB "B"	1,634	59,155
Husqvarna AB "B"	2,628	19,781
ICA Gruppen AB	494	17,533
Industrivarden AB "C"	1,047	19,723
Investor AB "B"	2,905	108,183
Kinnevik Investment AB "B"	1,501	47,472
Lundin Petroleum AB*	1,389	23,761
Nordea Bank AB	19,371	241,663
Sandvik AB	6,800	75,034
Securitas AB "B"	1,997	26,402
Skandinaviska Enskilda Banken AB "A"	9,687	123,710
Skanska AB "B"	2,423	49,041
SKF AB "B"	2,531	57,657
Svenska Cellulosa AB "B"	3,752	95,252
Svenska Handelsbanken AB "A"	9,549	139,379
Swedbank AB "A"	5,775	134,634
Swedish Match AB	1,279	36,486
Tele2 AB "B"	2,035	23,654
Telefonaktiebolaget LM Ericsson "B"	19,408	200,837
TeliaSonera AB	16,568	97,497
Volvo AB "B"	9,786	121,393
(Cost $824,640)		2,411,655
Switzerland 9.1%
ABB Ltd. (Registered)*	14,024	293,202
Actelion Ltd. (Registered)*	655	95,678
Adecco SA (Registered)*	1,085	87,912
Aryzta AG*	556	27,433
Baloise Holding AG (Registered)	319	38,859
Barry Callebaut AG (Registered)*	14	15,941
Chocoladefabriken Lindt & Sprungli AG	6	31,723
Chocoladefabriken Lindt & Sprungli AG (Registered)	1	62,555
Cie Financiere Richemont SA (Registered)	3,329	270,918
Coca-Cola HBC AG (CDI)*	1,278	27,412
Credit Suisse Group AG (Registered)*	9,737	267,692
Dufry AG (Registered)*	168	23,432
Ems-Chemie Holding AG (Registered)	52	21,983
Geberit AG (Registered)	241	80,274
Givaudan SA (Registered)*	59	102,122
Glencore PLC*	70,929	283,670
Holcim Ltd. (Registered)*	1,460	107,752
Julius Baer Group Ltd.*	1,427	79,949
Kuehne & Nagel International AG (Registered)	344	45,654
Lonza Group AG (Registered)*	338	45,102
Nestle SA (Registered)	20,565	1,483,627
Novartis AG (Registered)	14,669	1,444,891
Pargesa Holding SA (Bearer)	197	13,206
Partners Group Holding AG	102	30,464
Roche Holding AG (Genusschein)	4,480	1,256,105
Schindler Holding AG	285	46,534
Schindler Holding AG (Registered)	130	21,217
SGS SA (Registered)	35	63,771
Sika AG (Bearer)	14	49,358
Sonova Holding AG (Registered)	343	46,372
STMicroelectronics NV	4,065	33,251
Sulzer AG (Registered)	153	15,711
Swatch Group AG (Bearer)	197	76,664
Swatch Group AG (Registered)	316	23,767
Swiss Life Holding AG (Registered)*	205	46,910
Swiss Prime Site AG (Registered)*	422	32,014
Swiss Re AG	2,246	198,892
Swisscom AG (Registered)	165	92,404
Syngenta AG (Registered)	593	241,075
Transocean Ltd. (a)	2,310	37,159
UBS Group AG (Registered)*	23,289	493,952
Wolseley PLC	1,658	105,537
Zurich Insurance Group AG*	954	290,425
(Cost $3,145,577)		8,152,569
United Kingdom 17.1%
3i Group PLC	6,202	50,159
Aberdeen Asset Management PLC	5,944	37,741
Admiral Group PLC	1,333	29,030
Aggreko PLC	1,633	36,979
Amec Foster Wheeler PLC	2,479	31,787
Anglo American PLC	8,907	128,559
Antofagasta PLC	2,515	27,217
ARM Holdings PLC	9,001	146,982
Ashtead Group PLC	3,210	55,471
Associated British Foods PLC	2,272	102,351
AstraZeneca PLC	8,056	509,018
Aviva PLC	25,520	196,982
Babcock International Group PLC	1,601	27,150
BAE Systems PLC	20,116	142,467
Barclays PLC	105,239	429,975
Barratt Developments PLC	6,326	60,889
BG Group PLC	21,774	361,888
BP PLC	116,339	769,310
British American Tobacco PLC	11,888	638,504
British Land Co. PLC (REIT)	6,179	76,997
BT Group PLC	53,372	376,942
Bunzl PLC	2,135	58,218
Burberry Group PLC	2,836	69,861
Capita PLC	4,221	82,103
Carnival PLC	1,174	59,834
Centrica PLC	31,689	131,620
CNH Industrial NV	6,045	55,058
Cobham PLC	7,261	30,017
Compass Group PLC	10,623	175,871
Croda International PLC	866	37,352
Diageo PLC	16,043	464,024
Direct Line Insurance Group PLC	8,769	46,267
Dixons Carphone PLC	6,242	44,379
easyJet PLC	1,013	24,656
Fiat Chrysler Automobiles NV* (b) (e)	3,242	47,106
Fiat Chrysler Automobiles NV* (b)	2,322	34,031
G4S PLC	9,895	41,707
GKN PLC	10,479	54,987
GlaxoSmithKline PLC	31,024	645,599
Hammerson PLC (REIT)	5,002	48,362
Hargreaves Lansdown PLC	1,664	30,166
HSBC Holdings PLC	122,567	1,096,909
ICAP PLC	3,519	29,257
IMI PLC	1,733	30,713
Imperial Tobacco Group PLC	6,104	294,016
Inmarsat PLC	2,859	41,097
InterContinental Hotels Group PLC	1,506	60,519
International Consolidated Airlines Group SA*	5,204	40,460
Intertek Group PLC	1,029	39,670
Intu Properties PLC (REIT)	5,878	28,449
Investec PLC	3,522	31,582
ITV PLC	24,427	101,104
J Sainsbury PLC	8,547	35,589
Johnson Matthey PLC	1,307	62,430
Kingfisher PLC	14,959	81,441
Land Securities Group PLC (REIT)	5,041	95,365
Legal & General Group PLC	37,895	148,038
Lloyds Banking Group PLC	364,133	487,709
London Stock Exchange Group PLC	1,991	73,987
Marks & Spencer Group PLC	10,503	88,459
Meggitt PLC	5,091	37,348
Melrose Industries PLC	6,347	24,729
Merlin Entertainments PLC	4,525	30,280
National Grid PLC	23,843	306,334
Next PLC	926	108,249
Old Mutual PLC	31,414	99,556
Pearson PLC	5,231	98,853
Persimmon PLC*	1,955	60,497
Petrofac Ltd.	1,654	24,094
Prudential PLC	16,376	394,358
Randgold Resources Ltd.	592	39,755
Reckitt Benckiser Group PLC	4,118	355,186
Reed Elsevier PLC	7,207	117,075
Rexam PLC	4,495	38,970
Rio Tinto Ltd.	2,779	115,598
Rio Tinto PLC	8,115	332,217
Rolls-Royce Holdings PLC	11,850	161,813
Royal Bank of Scotland Group PLC	16,243	89,356
Royal Mail PLC	5,102	41,145
RSA Insurance Group PLC	6,477	40,412
SABMiller PLC	6,182	321,712
Schroders PLC	793	39,506
Segro PLC (REIT)	4,734	30,193
Severn Trent PLC	1,526	49,872
Sky PLC	6,584	107,113
Smith & Nephew PLC	5,712	96,262
Smiths Group PLC	2,517	44,639
Sports Direct International PLC*	1,717	19,346
SSE PLC	6,299	151,860
Standard Chartered PLC	15,769	252,271
Standard Life PLC	12,497	87,183
Subsea 7 SA*	1,695	16,615
Tate & Lyle PLC	2,972	24,253
Taylor Wimpey PLC	20,748	60,275
Tesco PLC	51,802	172,624
The Sage Group PLC	6,870	55,259
The Weir Group PLC	1,361	36,228
Travis Perkins PLC	1,587	52,512
Tullow Oil PLC	5,809	31,153
Unilever NV (CVA)	10,388	431,227
Unilever PLC	8,185	350,502
United Utilities Group PLC	4,349	60,938
Vodafone Group PLC	169,069	609,421
Whitbread PLC	1,159	90,084
William Hill PLC	5,593	35,419
WM Morrison Supermarkets PLC	14,147	40,122
WPP PLC	8,374	187,692
(Cost $8,576,091)		15,254,516
Total Common Stocks (Cost $42,668,787)		82,693,732

Preferred Stocks 0.6%
Germany 0.6%
Bayerische Motoren Werke (BMW) AG	348	29,492
Fuchs Petrolub SE	443	18,727
Henkel AG & Co. KGaA	1,136	127,134
Porsche Automobil Holding SE	977	82,734
Volkswagen AG	1,037	240,905
(Cost $130,956)		498,992
Spain 0.0%
Grifols SA "B" (Cost $11,738)	606	18,773
Total Preferred Stocks (Cost $142,694)		517,765

Rights 0.0%
Singapore 0.0%
Jardine Cycle & Carriage Ltd., Expiration Date 7/15/2015* (Cost $0)	300	1,595
Spain 0.0%
Abertis Infraestructuras SA, Expiration Date 7/3/2015*	9,126	7,529
Repsol SA, Expiration Date 7/3/2015*	21,107	10,942
Zardoya Otis SA, Expiration Date 7/7/2015*	3,276	1,428
(Cost $18,394)		19,899
Total Rights (Cost $18,394)		21,494

Securities Lending Collateral 1.0%
Daily Assets Fund Institutional, 0.16% (f) (g) (Cost $873,185)	873,185	873,185

Cash Equivalents 3.7%
Central Cash Management Fund, 0.09% (f) (Cost $3,375,654)	3,375,654	3,375,654

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $47,078,714)†	97.8	87,481,830
Other Assets and Liabilities, Net	2.2	1,922,831
Net Assets	100.0	89,404,661

* Non-income producing security.

† The cost for federal income tax purposes was $55,117,555. At June 30, 2015, net unrealized appreciation for all securities based on tax cost was $32,364,275. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $41,945,022 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,580,747.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2015 amounted to $807,040, which is 0.9% of net assets.

(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(c) Affiliated issuer. This security is owned in proportion with its representation in the index.

(d) Listed on the London Stock Exchange.

(e) Listed on the New York Stock Exchange.

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI: Chess Depositary Interest

CVA: Certificaten Van Aandelen (Certificate of Stock)

FDR: Fiduciary Depositary Receipt

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

At June 30, 2015, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
Euro Stoxx 50 Index	EUR	9/18/2015	69	2,643,130	(29,497)
FTSE 100 Index	GBP	9/18/2015	14	1,428,518	(36,423)
Nikkei 225 Index	JPY	9/10/2015	16	1,326,306	(19,107)
SPI 200 Index	AUD	9/17/2015	5	520,507	(12,437)
TOPIX Index	JPY	9/10/2015	1	133,227	(2,933)
Total unrealized depreciation					(100,397)

At June 30, 2015, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	193,000	CHF	179,903	9/16/2015	4	Morgan Stanley
USD	374,939	CHF	350,023	9/16/2015	572	Bank of New York
USD	1,508,415	GBP	967,675	9/16/2015	11,191	Citigroup, Inc.
USD	180,000	GBP	116,254	9/16/2015	2,561	Goldman Sachs & Co.
USD	100,000	GBP	64,341	9/16/2015	1,039	Bank of Montreal
USD	98,558	HKD	764,124	9/16/2015	11	Morgan Stanley
USD	13,047	ILS	50,000	9/16/2015	206	Citigroup, Inc.
USD	155,000	JPY	19,137,675	9/16/2015	1,532	Goldman Sachs & Co.
USD	1,847,980	JPY	228,028,850	9/16/2015	17,128	Morgan Stanley
CHF	342,203	USD	370,000	9/16/2015	2,877	Morgan Stanley
EUR	220,241	USD	250,000	9/16/2015	4,196	Bank of Montreal
EUR	1,472,805	USD	1,650,000	9/16/2015	6,253	Goldman Sachs & Co.
GBP	107,150	USD	170,000	9/16/2015	1,736	UBS AG
GBP	489,263	USD	770,000	9/16/2015	1,678	Bank of New York
Total unrealized appreciation					50,984

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	206,376	AUD	266,819	9/16/2015	(1,380)	Morgan Stanley
USD	25,252	DKK	167,085	9/16/2015	(227)	Societe Generale
USD	261,000	EUR	231,717	9/16/2015	(2,388)	Goldman Sachs & Co.
USD	110,000	EUR	97,396	9/16/2015	(1,299)	Bank of Montreal
USD	150,000	EUR	133,218	9/16/2015	(1,320)	Bank of New York
USD	2,755,682	EUR	2,449,769	9/16/2015	(21,578)	Citigroup, Inc.
USD	16,683	NOK	130,000	9/16/2015	(132)	Morgan Stanley
USD	76,780	SEK	627,179	9/16/2015	(1,001)	Societe Generale
JPY	14,707,824	USD	120,000	9/16/2015	(299)	Bank of New York
JPY	119,989,534	USD	980,000	9/16/2015	(1,426)	UBS AG
SGD	15,718	USD	11,650	9/16/2015	(7)	Societe Generale
Total unrealized depreciation					(31,057)

Currency Abbreviations
AUD Australian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stock and/or Other Equity Investments (h)
Australia	$—	$5,852,434	$8,499	$5,860,933
Austria	—	144,388	—	144,388
Belgium	—	1,076,287	—	1,076,287
Bermuda	—	24,636	—	24,636
Denmark	—	1,385,347	—	1,385,347
Finland	—	679,728	—	679,728
France	—	7,844,933	—	7,844,933
Germany	—	6,901,419	—	6,901,419
Hong Kong	—	2,664,837	—	2,664,837
Ireland	—	759,562	—	759,562
Israel	—	500,690	—	500,690
Italy	—	1,823,056	—	1,823,056
Japan	—	19,041,763	—	19,041,763
Luxembourg	—	300,897	—	300,897
Macau	—	69,662	—	69,662
Mexico	—	15,378	—	15,378
Netherlands	—	2,974,154	—	2,974,154
New Zealand	—	107,721	—	107,721
Norway	—	493,282	—	493,282
Portugal	—	126,478	0	126,478
Singapore	—	1,178,126	—	1,178,126
South Africa	—	50,478	—	50,478
Spain	—	2,851,237	—	2,851,237
Sweden	—	2,411,655	—	2,411,655
Switzerland	—	8,152,569	—	8,152,569
United Kingdom	47,106	15,207,410	—	15,254,516
Preferred Stocks (h)	—	517,765	—	517,765
Rights (h)	—	21,494	—	21,494
Short-Term Investments (h)	4,248,839	—	—	4,248,839
Derivatives (i)
Forward Foreign Currency Exchange Contracts	—	50,984	—	50,984
Total	$4,295,945	$83,228,370	$8,499	$87,532,814
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (i)
Futures Contracts	$(100,397)	$—	$—	$(100,397)
Forward Foreign Currency Exchange Contracts	—	(31,057)	—	(31,057)
Total	$(100,397)	$(31,057)	$—	$(131,454)

There have been no transfers between fair value measurement levels during the period ended June 30, 2015.

(h) See Investment Portfolio for additional detailed categorizations.

(i) Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2015 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $42,829,875) — including $807,040 of securities loaned	$83,232,991
Investment in Daily Assets Fund Institutional (cost $873,185)*	873,185
Investment in Central Cash Management Fund (cost $3,375,654)	3,375,654
Total investments in securities, at value (cost $47,078,714)	87,481,830
Foreign currency, at value (cost $114,414)	112,632
Deposit with broker for futures contracts	851,985
Receivable for investments sold	188,355,248
Receivable for Fund shares sold	30,290
Dividends receivable	454,387
Interest receivable	15,645
Unrealized appreciation on forward foreign currency exchange contracts	50,984
Foreign taxes recoverable	260,719
Other assets	15,605
Total assets	277,629,325
Liabilities
Payable upon return of securities loaned	873,185
Payable for investments purchased	186,889,605
Payable for variation margin on futures contracts	100,397
Payable for Fund shares redeemed	184,922
Unrealized depreciation on forward foreign currency exchange contracts	31,057
Accrued management fee	22,433
Accrued Trustees' fees	2,730
Other accrued expenses and payables	120,335
Total liabilities	188,224,664
Net assets, at value	$89,404,661

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2015 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	2,991,468
Net unrealized appreciation (depreciation) on: Investments	40,403,116
Futures	(100,397)
Foreign currency	10,366
Accumulated net realized gain (loss)	23,944,680
Paid-in capital	22,155,428
Net assets, at value	$89,404,661
Net Asset Value
Net Asset Value, offering and redemption price(a) per share ($89,404,661 ÷ 6,313,248 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$14.16

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2015 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $478,017)	$5,377,138
Income distributions — Central Cash Management Fund	1,170
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	107,264
Total income	5,485,572
Expenses: Management fee	333,531
Administrative fee	133,412
Services to shareholders	26,166
Custodian fee	41,330
Professional fees	47,910
Reports to shareholders	21,104
Registration fees	10,514
Trustees' fees and expenses	5,664
Other	22,715
Total expenses before expense reductions	642,346
Expense reductions	(188,473)
Total expenses after expense reductions	453,873
Net investment income	5,031,699
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	61,119,487
Futures	635,903
Foreign currency	(664,309)
61,091,081
Change in net unrealized appreciation (depreciation) on: Investments	(44,151,602)
Futures	(198,906)
Foreign currency	114,383
(44,236,125)
Net gain (loss)	16,854,956
Net increase (decrease) in net assets resulting from operations	$21,886,655

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations: Net investment income (loss)	$5,031,699	$8,828,556
Net realized gain (loss)	61,091,081	118,523
Change in net unrealized appreciation (depreciation)	(44,236,125)	(25,044,921)
Net increase (decrease) in net assets resulting from operations	21,886,655	(16,097,842)
Distributions to shareholders from: Net investment income	(1,070,882)	(8,233,242)
Fund share transactions: Proceeds from shares sold	40,877,353	88,188,148
Reinvestment of distributions	1,043,796	8,032,492
Payments for shares redeemed	(229,511,471)	(83,469,516)
Redemption fees	373	706
Net increase (decrease) in net assets from Fund share transactions	(187,589,949)	12,751,830
Increase (decrease) in net assets	(166,774,176)	(11,579,254)
Net assets at beginning of period	256,178,837	267,758,091
Net assets at end of period (including undistributed net investment income and distributions in excess of net investment income of $2,991,468 and $969,349, respectively)	$89,404,661	$256,178,837
Other Information
Shares outstanding at beginning of period	19,150,728	18,247,454
Shares sold	2,873,280	6,040,388
Shares issued to shareholders in reinvestment of distributions	72,385	587,184
Shares redeemed	(15,783,145)	(5,724,298)
Net increase (decrease) in Fund shares	(12,837,480)	903,274
Shares outstanding at end of period	6,313,248	19,150,728

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
	Six Months Ended 6/30/15 (Unaudited)		2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$13.38		$14.67		$12.39		$10.79		$12.73	$12.14
Income (loss) from investment operations: Net investment income (loss)a	.27		.48		.35		.35		.38	.28
Net realized and unrealized gain (loss)	.57		(1.33)		2.30		1.63		(1.95)	.65
Total from investment operations	.84		(.85)		2.65		1.98		(1.57)	.93
Less distributions from: Net investment income	(.06)		(.44)		(.37)		(.38)		(.37)	(.34)
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$14.16		$13.38		$14.67		$12.39		$10.79	$12.73
Total Return (%)	6.24	b**	(5.84	)b	21.56		18.35		(12.39)	7.67
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	89		256		268		271		283	323
Ratio of expenses before expense reductions (%)	.48	*	.49		.50		.54		.50	.51
Ratio of expenses after expense reductions (%)	.34	*	.46		.50		.54		.50	.51
Ratio of net investment income (loss) (%)	3.77	*	3.32		2.59		2.98		3.03	2.37
Portfolio turnover rate (%)	81	**	4		10		8		6	5
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche EAFE® Equity Index Fund (the "Fund") is a diversified series of the Deutsche Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2015, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2014, the Fund had a net tax basis capital loss carryforward of approximately $31,090,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2017 ($24,643,000) and December 31, 2018 ($6,447,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax return for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, futures contracts, forward currency contracts, certain securities sold at a loss and recognition of certain foreign currency gains (losses) as ordinary income (loss). As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2015, the Fund entered into futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2015, is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2015, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $3,677,000 to $6,052,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2015, the Fund used forward currency contracts as a means of maintaining the Fund's currency exposure consistent with that of the EAFE index and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2015, is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2015, the investment in forward currency contracts U.S. dollars purchased had a total contract value generally indicative of a range from approximately $2,476,000 to $4,322,000, and the investment in forward currency contracts U.S. dollars sold had a total contract value generally indicative of a range from approximately $4,229,000 to $8,073,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$50,984
The above derivative is located in the following Statement of Assets and Liabilities account: (a) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$(100,397)	$(100,397)
Foreign Exchange Contracts (b)	(31,057)	—	(31,057)
	$(31,057)	$(100,397)	$(131,454)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$635,903	$635,903
Foreign Exchange Contracts (b)	(162,589)	—	(162,589)
	$(162,589)	$635,903	$473,314
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from futures
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$(198,906)	$(198,906)
Foreign Exchange Contracts (b)	88,449	—	88,449
	$88,449	$(198,906)	$(110,457)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) from futures
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of June 30, 2015, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received*	Net Amount of Derivative Assets
Bank of Montreal	$5,235	$(1,299)	$—	$3,936
Bank of New York	2,250	(1,619)	—	631
Citigroup, Inc.	11,397	(11,397)	—	—
Goldman Sachs & Co.	10,346	(2,388)	—	7,958
Morgan Stanley	20,020	(1,512)	—	18,508
UBS AG	1,736	(1,426)	—	310
	$50,984	$(19,641)	$—	$31,343
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of Montreal	$1,299	$(1,299)	$—	$—
Bank of New York	1,619	(1,619)	—	—
Citigroup, Inc.	21,578	(11,397)	—	10,181
Goldman Sachs & Co.	2,388	(2,388)	—	—
Morgan Stanley	1,512	(1,512)	—	—
Societe Generale	1,235	—	—	1,235
UBS AG	1,426	(1,426)	—	—
	$31,057	$(19,641)	$—	$11,416

* The actual collateral received and/or pledged may be more than the amounts shown.

C. Purchases and Sales of Securities

During the six months ended June 30, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $193,388,308 and $378,422,721, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.25% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2015 through April 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.34%.

For the six months ended June 30, 2015, fees waived and/or expenses reimbursed for the Fund were $188,473.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2015, the Administration Fee was $133,412, of which $21,977 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC compensates DST out of the shareholder servicing fee it receives from the Fund. DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. For the six months ended June 30, 2015, the amount charged to the Fund by DSC aggregated $5,150, of which $2,723 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $11,401, of which $11,365 is unpaid.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended June 30, 2015, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $9,369.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2015.

F. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2015, there was one shareholder account which held approximately 10% of the outstanding shares of the Fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2015 to June 30, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2015 (Unaudited)
Actual Fund Return	Institutional Class
Beginning Account Value 1/1/15	$1,000.00
Ending Account Value 6/30/15	$1,062.40
Expenses Paid per $1,000*	$1.74
Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 1/1/15	$1,000.00
Ending Account Value 6/30/15	$1,023.11
Expenses Paid per $1,000*	$1.71

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Institutional Class
Deutsche EAFE® Equity Index Fund	.34%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche EAFE® Equity Index Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2014.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA’s oversight of Fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a market index and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Institutional Class shares) was in the 2nd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were approximately the same as the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Institutional Class shares total (net) operating expenses were expected to be approximately the same as the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013) ("Lipper Universe Expenses"). The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds.

The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Account Management Resources

For More Information
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Web Site
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Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Institutional Class
Nasdaq Symbol	BTAEX
CUSIP Number	25159R 601
Fund Number	558

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793

DEAFE-3
(R-028286-4 8/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche EAFE Equity Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 28, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 28, 2015